UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported) February 14, 2018

BANK OF MONTREAL

(Exact name of securitizer as specified in its charter)

N/A	0000927971
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Chris Hughes, Vice President and Deputy Treasurer

(416) 867-5176

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):    __________________________

Central Index Key Number of underwriter (if applicable):    ___________________________

Name and telephone number, including area code,

of the person to contact in connection with this filing

* * *

Bank of Montreal, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period January 1, 2017 to December 31, 2017

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BANK OF MONTREAL (Securitizer)

By:	/s/ Chris Hughes
Name: Chris Hughes Title: Vice President and Deputy Treasurer

Date: February 14, 2018